Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

13 Employee benefits

(a)	Composition
	2022	2021
	US $ in millions

Presented as non-current liabilities:
Present value of obligations (see section (f) below)	52.9	70.7
Fair value of the plan assets (see section (f) below)	(26.8)	(31.1)
Recognized liability for defined benefit obligations	26.1	39.6
Termination benefit-liability for early retirement	6.6	10.2
Other long-term benefits	12.5	15.8
Non-current	45.2	65.6
Presented as current liabilities:
Liability for annual leave	9.0	9.0
Current portion of liability for early retirement	2.8	4.3
Current (Note 14)	11.8	13.3

Total employee benefits	57.0	78.9
(b)	Defined contribution pension plans

According to the Israeli Severance Pay Law - 1963, an employee who is dismissed, or who reaches the retirement age, is entitled to severance payments, in a sum equal, in essence, to 8⅓% of his last monthly salary multiplied by the actual months of employment (hereinafter – “Severance Obligation”). The Severance Pay Law allows employers to be relieved from part or all of the Severance Obligation by making regular deposits to pension funds and insurance companies, if it is approved (beforehand) by a relevant regulation or Collective Agreement.

The Group makes regular deposits to pension funds and insurance companies. With respect to some of its employees, the Group makes such payments replacing its full Severance Obligation regarding those employees and, therefore, treats those payments as if they were payments to a defined contribution pension plan. With respect to most of the other employees, the Group makes such payments replacing only (6%)/(8⅓%) of the respective Severance Obligation. Therefore, the Company treats those payments as payments to a defined contribution pension plan and treats the remainder (2⅓%)/(8⅓%) as payments to a defined benefit pension plan. The Group’s payments in respect of the above-mentioned, as well as in respect of other contribution plans, during the years ended December 31, 2022, 2021 and 2020, were US$11.8 million, US$9.7 million and US$8.3 million, respectively.

(c)	Defined benefit pension plan
(i)	The post-employment liability included in the statement of financial position represents the balance of liabilities not covered by deposits and/or insurance policies in accordance with the existing labour agreements, the Severance Pay Law and the salary components which Management believes entitle the employees to receipt of compensation. To cover their pension and severance liabilities, the Company and certain of its subsidiaries make regular deposits with recognized pension and severance pay funds in the employees’ names and purchase insurance policies.
The reserves in compensation funds include accrued linkage differentials (for Israeli CPI) and accrued interest and are deposited in banks and insurance companies. Withdrawal of the reserve monies is contingent upon fulfilment of detailed provisions in the Severance Pay Law.
(ii)	Group retirees receive, in addition to the pension payments, benefits which consist mainly of a holiday gift and vouchers. The Group’s liability in respect of these costs accumulates during the employees’ service period. The contractual costs are in respect of the post-employment period, based on an actuarial calculation for existing retirees and for the serving employees entitled to this benefit according to their contractual retirement age.
(d)	Other long-term employee benefits
(i)	Provision for annual absence

Under labour agreement, employees retiring on pension are entitled to certain compensation in respect of unutilised annual absence. The provision was measured based on actuarial calculations. The actuarial assumptions applied include those noted in section (g) below, as well as assumptions based on the Group’s experience according to the likelihood of payment of annual absence pay at retirement age.

(ii)	Company participation in education fees for children of employees studying in higher educational institutions

Under the labour agreement, employees are entitled to the participation of the Company in education fees for their children. The provision was measured based on actuarial calculations, by applying actuarial assumptions included in section (g) below, as well as assumptions based on the Company’s experience according to the likelihood of payment of educational fees.

(e)	Benefits in respect of voluntary early retirement

According to agreements reached with certain employees who retired early, these employees are entitled to a pension from the Group until they reach regular retirement age. A provision, computed based on the present value of the early retirement payments, is included in the Consolidated Statement of Financial Position.

(f)	Movement in the present value of the defined benefit pension plan obligation
	2022	2021
	US $ in millions

Defined benefit obligation at January 1	70.7	70.4
Benefits paid by the plan	(4.4)	(4.9)
Current service cost and interest	5.3	4.2
Foreign currency exchange changes in plan measured in a currency
different from the entity’s functional currency	(7.0)	1.1
Actuarial gains recognized in other comprehensive income	(11.7)	(0.1)
Defined benefit obligation at December 31	52.9	70.7
	2022	2021
	US $ in millions

Fair value of plan assets at January 1	31.1	30.7
Contribution paid by the Group	2.1	0.3
Benefits paid by the plan	(2.0)	(2.5)
Return on plan assets	0.8	0.7
Foreign currency exchange changes in plan measured in a currency
different from the entity's functional currency	(2.5)	0.6
Actuarial gains (loss) recognized in other comprehensive income	(2.7)	1.3
Fair value of plan assets at December 31	26.8	31.1
Plan assets composition

	2022	2021
	US $ in millions

Equity instruments	8.5	9.4
Debt instruments	12.8	15.0
Cash and deposits	2.4	2.0
Other	3.1	4.7
	26.8	31.1
(g)	Actuarial assumptions

The principal actuarial assumptions at the reporting date:
(i)	Annual resignation and dismissal rates were determined on the basis of the past experience of the Group; for employees of the Company the resignation rate is estimated between 6.0% and 10.0% and the dismissal rate is estimated between 1.0% and 2.0%. For the subsidiaries, the resignation rate is estimated at between 2.6% and 4.2% and the dismissal rate is estimated at between 2.0% and 4.2%.
(ii)	The relevant discount rates are as follows:
	2022	2021	2020
Early retirement	4.7%-4.8%	1.0%-1.2%	0.9%-1.0%
Annual absence	5.1%-5.2%	2.6%-2.9%	2.4%-2.5%
Tuition fees	4.8%-5.0%	1.6%-2.2%	1.3%-1.9%
Defined benefit plan	3.8%-5.3%	0.7%-3.3%	1.0%-2.7%

(iii)	Assumptions regarding future benefits growth were made based on the Group’s experience and management’s assessments. For employees, the average future annual salary growth rate applied in 2022, 2021 and 2020 ranged between 2.0%-5.8%, 2.0%-5.0% and 2.0%-4.8%, respectively.

Assumptions regarding future mortality are based on published statistics and mortality tables.
(iv)

The overall long-term annual rate of return on assets applied in 2022, 2021 and 2020 ranged between 2.6%-5.1%, 0.9%-2.9% and 0.7%-4.0%, respectively. The long-term annual rate of return addresses the portfolio as a whole, based exclusively on historical returns, without adjustments.

(v)	Sensitivity analysis
Reasonably possible changes to one of the relevant actuarial assumptions, assuming other assumptions constant, would have affected the defined benefit obligation by the amounts below:
	Defined benefit obligation
	At December 31, 2022
	Increase	Decrease
	US $ in millions

Discount rate (0.5% movement)	(1.4)	1.3
Future benefit growth (0.5% movement)	2.2	(2.2)
As at December 31, 2022, the weighted average duration of the defined benefit obligation was 9 years (as at December 31, 2021 - 10 years).

In 2023, the Group expects to pay about approximately US$ 0.6 million in contributions to the funded defined benefit pension plan.
(h)	The Company’s Board of Directors approved compensation plans for the Company's employees and management (the "Plans"), payable as cash bonuses, in respect of each of the years 2022, 2021 and 2020. The bonuses under the Plans were subject to the satisfaction of certain pre-conditions, such as profitability and minimum EBITDA, while the actual bonus payable to each participant under the Plans is based on each participant's meeting of certain key performance indicators (determined based on the overall performance of the Company and the individual performance of each participant). The accrual for bonuses is presented within the current liabilities.

(i)	During the second half of 2018, the Company’s Board of Directors approved the adoption of a share option plan that allows for the grant of options to purchase ordinary shares of the Company, as well as specific grants to certain members of management, which constitute less than 5% of the Company’s share capital.

During 2020 the Company's Board of Directors approved the adoption of the 2020 share incentive plan, pursuant to which the Company may grant share-based awards. According to such plan, the awards will vest in the course of a four years period. Vested awards will be exercisable on a “cashless basis”, expiring on the fifth anniversary of their grant date, subject to early termination and acceleration provisions. The Company’s Board of directors further approved the reservation of a maximum aggregate number of 1,000,000 ordinary shares of the Company, which shall be available for issuance under its Share Option Plans. On March 9, 2022, the Board of directors approved an increase of the number of shares available for issuance by an additional 3,200,000 ordinary shares.

In respect of options to purchase ordinary shares, granted further to the above-mentioned plans, see Note 11(c).